Note 5 - License Revenue with Affiliate	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
Note 5 –	License Revenue with Affiliate

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018

License revenue with affiliate	$-	$159	$198	$719

License revenue with affiliate represents revenue from a License Agreement with Lee’s Pharmaceutical (HK) Ltd. (Lee’s (HK)), an affiliate of our largest shareholder, Lee’s Pharmaceutical Holdings Limited (Lee’s), and constitutes a contract with a customer accounted for in accordance with ASC Topic
606.
As of
June 30, 2019,
all revenue related to the License Agreement was recognized and no
future material performance obligations are due.

Note 6 –	License Revenue with Affiliate

	Year Ended December 31,
(in thousands)	2018	2017

License revenue with affiliate	$1,023	$102

License revenue with affiliate for years ended
December 31, 2018
and
2017
represents revenue from a License Agreement with Lee’s (HK) and constitutes a contract with a customer accounted for in accordance with ASC Topic
606,
which we adopted effective
January 1, 2018 (
see
, Note
5
– Accounting Policies and Recent Accounting Pronouncements, and Note
16
– Collaboration, Licensing and Research Funding Agreements). There was
no
impact to License revenue with affiliate previously recognized as a result of the adoption of ASC Topic
606.